Trade Receivables and Other Account Receivables (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
Trade Receivables and Other Account Receivables [Line Items]
Allowance for expected credit loss	$ 5,377	$ 5,377	$ 4,709	$ 4,709	$ 8,027	$ 8,027